Supplemental Cash Flow information (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Payments Made During Period and Transactions Not Affecting Cash and Cash Equivalents

	12.31.2019	12.31.2018	12.31.2017
Payments made during the period:
Interest	184.2	200.6	186.4
Income tax and social contribution	42.3	23.3	28.6

Non-cash financing and investing transactions
Property, plant and equipment, transfer to pool parts inventory	—	(29.5)	(21.6)
Write off on Property, plant and equipment by transfer to pool parts inventory	(21.6)	—	—
Property, plant and equipment, transfer for providing for the sale of inventory	(38.5)	(112.7)	(100.8)
Impairment of assets	—	(55.2)	(58.4)
Government grants	—	—	(4.3)